Share Capital - Movement of Common Shares (Detail) shares in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€) shares	Dec. 31, 2018 EUR (€) shares	Dec. 31, 2017 EUR (€) shares
Disclosure of changes in share capital [Line Items]
Beginning balance | shares	76,419	80,996
Dividend | shares
Ending balance | shares	91,893	76,419	80,996
Beginning balance	€ 322
Ending balance	323	€ 322
Common shares [member]
Disclosure of changes in share capital [Line Items]
Beginning balance	251	251	€ 249
Dividend	1		3
Ending balance	€ 253	€ 251	€ 251
Common shares [member] | Aegon N.V [member]
Disclosure of changes in share capital [Line Items]
Beginning balance | shares	2,095,648	2,095,648
Dividend | shares	9,491
Ending balance | shares	2,105,139	2,095,648	2,095,648
Beginning balance	€ 251	€ 251
Dividend	1
Ending balance	253	251	€ 251
Common share B [member]
Disclosure of changes in share capital [Line Items]
Beginning balance	70	70	70
Ending balance	€ 70	€ 70	€ 70
Common share B [member] | Aegon N.V [member]
Disclosure of changes in share capital [Line Items]
Beginning balance | shares	585,022	585,022
Dividend | shares	0
Ending balance | shares	585,022	585,022	585,022
Beginning balance	€ 70	€ 70
Dividend	0
Ending balance	€ 70	€ 70	€ 70